Variable interest entity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Current assets	$ 10,044,527		$ 5,467,737
Other assets	63,733,366		52,187,762
Total assets	73,777,893		57,655,499
Total liabilities	(6,976,176)		(62,997)
Net assets	64,772,183		57,592,502
Current liabilities:
Accounts payable	2,787,656		0
Contract liabilities	37,316
Taxes payable	528,950		594
Total current liabilities	3,814,028		62,997
Total liabilities	6,976,176		62,997
Operating revenues	1,437,848		280,000
Gross profit	592,612		154,729
Loss from operations	(1,734,704)		(3,156,426)		(897,411)
Net loss	(2,100,495)		(2,868,157)		(16,186,085)
Net loss attributable to non-controlling interest	(1,458)
V I Es [Member]
Current assets	12,630,910
Other assets	350,188
Total assets	12,981,098
Total liabilities	(3,897,967)
Net assets	9,083,131
Current liabilities:
Accounts payable	2,787,656
Other payables and accrued liabilities	207,558
Contract liabilities	37,316
Lease liabilities	133,818
Taxes payable	528,173
Total current liabilities	3,694,521
Lease liabilities – non-current	203,446
Total liabilities	3,897,967
Operating revenues	1,417,848	[1]	3,173,124	[2]	6,093,457	[2]
Gross profit	591,012		1,575,941	[2]	2,566,055	[2]
Loss from operations	(20,269)		(4,121,315)	[2]	(13,046,004)	[2]
Net loss	(46,643)		(4,310,491)	[2]	(13,224,939)	[2]
Net loss attributable to INFOBIRD CO., LTD	(45,244)		(4,018,865)	[2]	(12,305,833)	[2]
Net loss attributable to non-controlling interest	$ (1,399)		$ (291,626)	[2]	$ (919,106)	[2]

[1]	During the years ended December 31, 2024, 2023 and 2022, Operating revenues include nil, $583,302 and $601,777 intercompany revenue to Infobird WFOE, respectively.
[2]	Operating revenues in 2023 and 2022 were totally generated from discontinued operations.